ACCRUED EXPENSES AND OTHER PAYABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER PAYABLES
Employee payroll and welfare payables	$ 56,008	$ 47,697
Accrued other operating expenses	12,501	6,074
Other employee welfare payables	9,307	9,148
Subcontractors fees	8,525	7,507
Advance from customers	5,546	7,662
Accrued privatization related cost	5,514
Amounts payable for the construction of building	5,120
Accrued merger related cost	3,886	12,290
Advance from transfer of certain outsourcing business (Note 23)	3,764
Accrued professional fees	2,345	2,136
Accrued travel expenses	1,192	2,262
Accrued rental expenses	949	2,815
Government grant payable	796	42
Deferred revenue	385	632
Amount due to a related party		136
Other payable	5,920	4,643
Total	$ 121,758	$ 103,044